Debt instruments - Reinstated Senior Notes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Repayment of debt		$ 446,041,000	$ 495,726,000	$ 456,506,000
Accrued and unpaid interest paid.		$ 12,550,000	$ 26,192,000	$ 42,207,000
Old Notes
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 150,000,000
Repayment of debt	$ 147,624,000
Repayment Of Call Premium	$ 4,075,000